UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2013 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--.8%
Lear	51,200		3,664,384
Banks--6.2%
Comerica	97,700		3,840,587
Fifth Third Bancorp	312,600		5,639,304
KeyCorp	242,300		2,762,220
Popular	110,700	a	2,903,661
Regions Financial	750,300		6,947,778
SunTrust Banks	152,700		4,950,534
			27,044,084
Capital Goods--11.9%
A.O. Smith	50,700		2,291,640
AECOM Technology	180,300	a	5,637,981
AGCO	81,100		4,900,062
Dover	16,100		1,446,263
Flowserve	102,700		6,407,453
Fluor	15,500		1,099,880
L-3 Communications Holdings	41,000		3,874,500
Lennox International	90,800		6,833,608
Lincoln Electric Holdings	86,200		5,742,644
Pall	4,100		315,864
Rockwell Automation	41,900		4,480,786
Valmont Industries	42,700		5,931,457
WABCO Holdings	34,000	a	2,864,840
			51,826,978
Consumer Durables & Apparel--2.7%
Hanesbrands	112,300		6,997,413
PulteGroup	297,600		4,910,400
			11,907,813
Consumer Services--3.0%
Starwood Hotels & Resorts
Worldwide	102,800	b	6,831,060
Wyndham Worldwide	105,100		6,407,947

			13,239,007
Diversified Financials--5.8%
American Capital	3,900	a	53,625
Moody's	109,600		7,708,168
SLM	275,500		6,859,950
T. Rowe Price Group	48,300		3,474,219
Waddell & Reed Financial, Cl. A	135,600		6,980,688
			25,076,650
Energy--4.6%
Chesapeake Energy	161,600		4,182,208
Denbury Resources	162,100	a	2,984,261
Diamond Offshore Drilling	38,200	c	2,380,624
HollyFrontier	73,900		3,111,929
Kosmos Energy	41,100	a	422,508
Marathon Petroleum	46,300		2,978,016
RPC	110,900	c	1,715,623
Valero Energy	70,600		2,410,990
			20,186,159
Food & Staples Retailing--.1%
Kroger	5,500		221,870
Food, Beverage & Tobacco--6.4%
Coca-Cola Enterprises	176,700		7,105,107
Green Mountain Coffee Roasters	44,600	a,c	3,359,718
Hershey	23,200		2,146,000
Hillshire Brands	180,800		5,557,792
Ingredion	48,900		3,235,713
J.M. Smucker	41,200		4,327,648
Tootsie Roll Industries	24,900	c	767,418
Universal	31,300	c	1,594,109
			28,093,505
Health Care Equipment & Services--5.9%
CareFusion	69,000	a	2,546,100
Cigna	18,500		1,421,910
Edwards Lifesciences	6,200	a	431,706
Quest Diagnostics	50,700		3,132,753
ResMed	135,500	c	7,157,110
Sirona Dental Systems	64,300	a	4,303,599
St. Jude Medical	79,800		4,280,472
Zimmer Holdings	29,900		2,455,986

			25,729,636
Household & Personal Products--2.3%
Avon Products	172,400		3,551,440
Energizer Holdings	68,800		6,271,120
			9,822,560
Insurance--2.7%
Everest Re Group	14,800		2,152,068
Principal Financial Group	41,000		1,755,620
Unum Group	47,600		1,448,944
XL Group	207,400		6,392,068
			11,748,700
Materials--2.8%
CF Industries Holdings	16,500		3,478,695
NewMarket	300		86,373
Packaging Corporation of America	67,500		3,853,575
Worthington Industries	135,600		4,668,708
			12,087,351
Media--.3%
Valassis Communications	43,000	c	1,241,840
Pharmaceuticals, Biotech & Life Sciences--8.7%
Agilent Technologies	143,500		7,354,375
Charles River Laboratories
International	81,100	a	3,751,686
Mettler-Toledo International	29,200	a	7,010,628
Mylan	207,900	a	7,935,543
Perrigo	23,300		2,874,754
Salix Pharmaceuticals	54,300	a	3,631,584
United Therapeutics	68,600	a	5,409,110
			37,967,680
Real Estate--4.7%
Apartment Investment & Management,
Cl. A	130,800	b	3,654,552
Camden Property Trust	36,700	b	2,254,848
CBL & Associates Properties	249,100	b	4,757,810
Corrections Corporation of America	166,579	b	5,755,305
HCP	66,400	b	2,719,080
Kimco Realty	37,900	b	764,822
Weyerhaeuser	14,700	b	420,861
			20,327,278

Retailing--9.1%
Abercrombie & Fitch, Cl. A	94,200		3,331,854
American Eagle Outfitters	260,900		3,649,991
Bed Bath & Beyond	95,900	a	7,418,824
Dillard's, Cl. A	69,800		5,465,340
Gap	139,200		5,606,976
Macy's	83,600		3,617,372
O'Reilly Automotive	59,600	a	7,604,364
PetSmart	37,000		2,821,620
			39,516,341
Semiconductors & Semiconductor Equipment--1.7%
Cree	7,200	a	433,368
First Solar	32,700	a	1,314,867
LSI	706,700		5,526,394
			7,274,629
Software & Services--9.6%
CA	241,300		7,159,371
Cadence Design Systems	437,600	a	5,907,600
CoreLogic	174,500	a	4,720,225
DST Systems	47,800		3,604,598
Fiserv	76,600	a	7,740,430
Intuit	120,200		7,970,462
NeuStar, Cl. A	48,100	a	2,379,988
VeriSign	44,300	a	2,254,427
			41,737,101
Technology Hardware & Equipment--4.6%
Brocade Communications Systems	754,300	a	6,072,115
Harris	119,200		7,068,560
SanDisk	117,200		6,974,572
			20,115,247
Transportation--.3%
Matson	42,400		1,112,152
Utilities--5.7%
AES	94,600		1,257,234
Edison International	147,800		6,807,668
IDACORP	76,000		3,678,400
Pinnacle West Capital	104,100		5,698,434
Public Service Enterprise Group	6,600		217,338
UGI	33,400		1,306,942

Wisconsin Energy	150,100	6,061,038
		25,027,054
Total Common Stocks
(cost $365,818,790)		434,968,019

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $502,774)	502,774 [d]	502,774
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,895,059)	14,895,059 [d]	14,895,059
Total Investments (cost $381,216,623)	103.4%	450,365,852
Liabilities, Less Cash and Receivables	(3.4%)	(14,935,537)
Net Assets	100.0%	435,430,315

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $14,572,923 and the value of the collateral held by the fund was $14,895,059.
d Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $69,149,229 of which $79,326,903 related to appreciated investment securities and $10,177,674 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.9
Software & Services	9.6
Retailing	9.1
Pharmaceuticals, Biotech & Life Sciences	8.7
Food, Beverage & Tobacco	6.4
Banks	6.2
Health Care Equipment & Services	5.9
Diversified Financials	5.8

Utilities	5.7
Real Estate	4.7
Energy	4.6
Technology Hardware & Equipment	4.6
Money Market Investments	3.5
Consumer Services	3.0
Materials	2.8
Consumer Durables & Apparel	2.7
Insurance	2.7
Household & Personal Products	2.3
Semiconductors & Semiconductor Equipment	1.7
Automobiles & Components	.8
Media	.3
Transportation	.3
Food & Staples Retailing	.1
103.4

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	434,968,019	-	-	434,968,019
Mutual Funds	15,397,833	-	-	15,397,833

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)